Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 14, 2021	Mar. 04, 2021	Oct. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents		$ 0		$ 0	$ 0
Transaction costs		24,012,335		782,812				$ 23,731,835
Underwriting commissions or discounts		8,500,000		8,500,000				8,400,000
Deferred underwriters' commissions		14,875,000		14,875,000				14,700,000
Other offering costs		$ 637,335		637,335				$ 631,835
Deferred offering costs				94,992
Forgiveness of deferred underwriting fees	$ 4,462,500			4,462,500
Statutory tax rate		21.00%	21.00%
Public Warrants
Summary of Significant Accounting Policies
Transaction costs		$ 782,812		782,812
Underwriting commissions or discounts		762,300		762,300
Other offering costs		$ 20,512		20,512
Initial Public Offering
Summary of Significant Accounting Policies
Transaction costs				24,012,335			$ 23,731,835
Underwriting commissions or discounts				8,500,000			8,400,000
Deferred underwriters' commissions				14,875,000			14,700,000
Other offering costs				637,335			$ 631,835
Initial Public Offering | Public Warrants
Summary of Significant Accounting Policies
Underwriting commissions or discounts				762,300
Other offering costs				$ 20,512
Over-allotment option
Summary of Significant Accounting Policies
Transaction costs						$ 280,500
Underwriting commissions or discounts						100,000
Deferred underwriters' commissions						175,000
Other offering costs						$ 5,500
Forgiveness of deferred underwriting fees	$ 4,462,500